Non-controlling interests - Change by subsidiary (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 06, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests
Decrease due to business combinations		€ (110)	€ 601	€ 39
Banco Santander S.A. (Mexico)
Non-controlling interests
Percentage of voting equity interests acquired	16.69%
Ownership interest (as a percent)	91.65%
Decrease due to business combinations	€ 1,012
Santander Consumer USA Holdings Inc.
Non-controlling interests
Percentage of voting equity interests acquired				9.65%
Decrease due to business combinations				€ 492
Metrovacesa, S.A.
Non-controlling interests
Decrease in minority interest due to loss of control			€ 826